Offerings	Nov. 06, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.600% Notes due 2030
Amount Registered | shares	1,250,000,000
Maximum Aggregate Offering Price	$ 1,249,162,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 172,509.34
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $1,250,000,000.00 aggregate principal amount of notes, with a maximum aggregate offering price of $1,249,162,500.00.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of Equinix, Inc.
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Equinix, Inc. will fully and unconditionally guarantee the notes issued by Equinix Europe 2 Financing Corporation LLC. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate filing fee is required for the guarantees.